TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses	¥ (5,671,285)	$ (891,513)	¥ (3,697,024)
Percentage of net outstanding balance collected	53.70%	53.70%
Third Party.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for doubtful accounts of accounts receivable due from third parties	¥ (2,647,068)	$ (416,113)		¥ 3,730,606
Net recovery of provision for credit losses made for accounts receivable due from related-party	2,647,068	416,113	3,093,347
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses	0
Net recovery of provision for credit losses made for accounts receivable due from related-party			¥ 340,992
Amount of net outstanding balance collected	¥ 22,400,000	$ 3,500,000